SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Condensed Income Statements

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	35,941	31,959	4,659	2,076	20,121	(20,121)	74,635
Personnel expenses	(846)	(791)	(110)	(359)	(6,688)	-	(8,794)
Depreciation and amortization	(4)	(15)	(1)	(3)	(24)	-	(47)
Other operating expenses	(25,762)	(35,547)	(6,166)	(5,321)	(24,430)	20,125	(77,101)
Operating expenses	(26,612)	(36,353)	(6,277)	(5,683)	(31,142)	(20,125)	(85,942)
OPERATING INCOME/(LOSS)	9,329	(4,394)	(1,618)	(3,607)	(11,021)	4	(11,307)
Finance income	291	5,973	171	3,090	8,261	(5,865)	11,921
Finance costs	(32)	(2,068)	55	(749)	(6,426)	5,864	(3,356)
Net financial results	259	3,905	226	2,341	1,835	(1)	8,565
NET INCOME/(LOSS) BEFORE TAX	9,588	(489)	(1,392)	(1,266)	(9,186)	3	(2,742)
Income tax benefit/(expense)	(338)	2	108	8	2,637	-	2,417
NET INCOME/(LOSS) FOR THE PERIOD	9,250	(487)	(1,284)	(1,258)	(6,549)	3	(325)
Attributable to equity holders of the Parent	9,250	(488)	(1,284)	(1,197)	(6,549)	(43)	(305)
Attributable to non-controlling interests	-	-	-	(61)	-	46	(20)

06/30/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	27,281	19,570	2,785	1,626	24,122	(24,122)	51,262
Personnel expenses	(255)	(423)	(73)	(488)	(5,204)	-	(6,443)
Depreciation and amortization	(41)	(6)	(2)	(66)	(230)	(1)	(346)
Other operating expenses	(23,912)	(31,272)	(6,393)	(3,569)	(28,714)	24,122	(69,738)
Operating expenses	(24,208)	(31,701)	(6,468)	(4,123)	(34,148)	24,121	(76,527)
OPERATING INCOME/(LOSS)	3,073	(12,131)	(3,683)	(2,497)	(10,026)	(1)	(25,265)
Finance income	101	1,672	119	176	14,438	(1,836)	14,670
Finance costs	-	(1,102)	(547)	233	(4,727)	1,700	(4,443)
Net financial results	101	570	(428)	409	9,711	(136)	10,227
NET INCOME/(LOSS) BEFORE TAX	3,174	(11,561)	(4,111)	(2,088)	(315)	(137)	(15,038)
Income tax benefit/(expense)	(272)	3	-	7	(1,462)	1	(1,723)
NET INCOME/(LOSS) FOR THE PERIOD	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to equity holders of the Parent	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to non-controlling interests	-	-	-	-	-	-	-

Schedule of Financial Position

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	37	83	7	41	115,614	(114,502)	1,280
Current assets	34,767	14,698	3,597	9,751	199,482	(198,485)	63,810
Trade receivables and other current assets	13,530	3,317	786	4,978	40,574	(54,627)	8,558
Current financial assets	12,850	1,893	1,170	623	137,161	(143,828)	9,869
Cash and cash equivalents	8,387	9,488	1,641	4,150	21,747	(30)	45,383
Total Assets	34,804	14,781	3,604	9,792	315,092	(312,987)	65,090
EQUITY	29,196	(52,803)	(134)	(5,787)	165,941	(114,768)	21,645
NON-CURRENT LIABILITIES	-	-	-	-	966	-	966
Borrowings	-	-	-	-	966	-	966
Deferred Tax Liability	-	-	-	-	-	-	-
CURRENT LIABILITIES	5,608	67,584	3,738	15,579	148,189	(198,219)	42,479
Borrowings	1,510	41,698	786	10,777	120,263	(172,641)	2,393
Trade payables and other current liabilities	4,098	25,886	2,952	4,802	27,926	(25,578)	40,086
Total EQUITY AND LIABILITIES	34,804	14,781	3,604	9,792	315,096	(312,987)	65,090

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	29	70	7	38	111,129	(110,290)	983
Current assets	31,665	4,787	5,133	2,594	180,924	(156,778)	68,325
Trade receivables and other current assets	13,460	2,132	3,261	742	33,814	(45,667)	7,742
Current financial assets	10,476	1,995	873	696	103,816	(111,081)	6,775
Cash and cash equivalents	7,729	660	999	1,156	43,294	(30)	53,808
Total Assets	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308
EQUITY	19,883	(47,067)	(1,554)	(6,057)	169,899	(110,557)	24,547
NON-CURRENT LIABILITIES	-	-	-	-	2,008	-	2,008
CURRENT LIABILITIES	11,811	51,924	6,694	8,689	120,146	(156,511)	42,753
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	306	37,657	68	6,251	99,986	(140,025)	4,243
Trade payables and other current liabilities	11,505	14,267	6,626	2,438	20,160	(16,486)	38,510
Total EQUITY AND LIABILITIES	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308